SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES - Changes in Standardized Measure of Discounted Future Net Cash Flows Related to Proved Natural Gas & Condensate Reserves (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning balance	$ 6,885	$ 53,171	$ 145,811
Sales and transfers of gas and condensate produced, net of production costs	(39,806)	(20,211)	(21,704)
Net changes in prices and production costs	110,850	(58,136)	(134,366)
Extensions, discoveries, additions and improved recovery, net of related costs	255,246	0	2,019
Development costs incurred	0	0	23,485
Revisions of estimated development costs	10,643	0	6,165
Revisions of previous quantity estimates	35,012	26,133	(12,660)
Accretion of discount	688	5,725	17,821
Net change in income taxes	(27,455)	4,077	28,316
Purchases of reserves in place	0	0	0
Sales of reserves in place	0	0	0
Changes in timing and other	12,140	(3,874)	(1,716)
Ending balance	$ 364,203	$ 6,885	$ 53,171